Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Short Term Investments [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Marketable securities	38,448,624	435,659,383	61,510,354
Fair value disclosure:
December 31, 2022
	December 31,	Fair Value
	2022	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	38,448,624	38,448,624	-	-
December 31, 2023
	December 31,	Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	435,659,383	435,659,383	-	-